Allowance for impairment losses	6 Months Ended
Jun. 30, 2020
Allowance for impairment losses.
Allowance for impairment losses

11.        Allowance for impairment losses

				Purchased
				or
				originated
				credit-
Half-year to 30 June 2020	Stage 1	Stage 2	Stage 3	impaired	Total
	£m	£m	£m	£m	£m
In respect of drawn balances
At 1 January 2020	677	995	1,464	142	3,278
Exchange and other adjustments	1	1	26	(38)	(10)
Transfers to Stage 1	108	(107)	(1)		—
Transfers to Stage 2	(90)	133	(43)		—
Transfers to Stage 3	(10)	(133)	143		—
Impact of transfers between stages	(64)	777	447		1,160
	(56)	670	546		1,160
Other items charged to the income statement	733	503	858	245	2,339
Charge to the income statement (note 5)	677	1,173	1,404	245	3,499
Advances written off			(762)	(24)	(786)
Recoveries of advances written off in previous years			86	—	86
Discount unwind			(27)	—	(27)
At 30 June 2020	1,355	2,169	2,191	325	6,040

In respect of undrawn balances
At 1 January 2020	95	77	5	—	177
Exchange and other adjustments	—		—	—	—
Transfers to Stage 1	8	(8)	—		—
Transfers to Stage 2	(8)	8	—		—
Transfers to Stage 3	—	(6)	6		—
Impact of transfers between stages	(2)	94	11		103
	(2)	88	17		103
Other items charged to the income statement	158	50	13	—	221
Charge to the income statement (note 5)	156	138	30	—	324
At 30 June 2020	251	215	35	—	501
Total allowance for impairment losses	1,606	2,384	2,226	325	6,541

In respect of:
Loans and advances to banks	21	1	—	—	22
Retail mortgages	106	491	187	325	1,109
Other	1,226	1,677	1,974	—	4,877
Loans and advances to customers	1,332	2,168	2,161	325	5,986
Debt securities	2	—	3	—	5
Financial assets at amortised cost	1,355	2,169	2,164	325	6,013
Other assets	—	—	27	—	27
Provisions in relation to loan commitments and financial guarantees	251	215	35	—	501
Total allowance for impairment losses	1,606	2,384	2,226	325	6,541
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	6	—	—	—	6

Exchange and other adjustments includes certain adjustments, prescribed by IFRS 9, in respect of purchased or originated credit-impaired financial assets.

The total allowance for impairment losses includes £191 million (31 December 2019: £201 million) in respect of residual value impairment and voluntary terminations within the Group’s asset finance business.

Movements in the Group’s impairment allowances in respect of Retail mortgages were as follows:

				Purchased
				or
				originated
				credit-
	Stage 1	Stage 2	Stage 3	impaired	Total
	£m	£m	£m	£m	£m

At 1 January 2020	24	281	122	142	569
Exchange and other adjustments	(2)	1	—	(38)	(39)
Transfers to Stage 1	14	(14)	—		—
Transfers to Stage 2	(6)	16	(10)		—
Transfers to Stage 3	—	(28)	28		—
Impact of transfers between stages	(12)	159	39		186
	(4)	133	57		186
Other items charged to the income statement	90	76	7	245	418
Charge to the income statement	86	209	64	245	604
Advances written off			(18)	(24)	(42)
Recoveries of advances written off in previous years			9	—	9
Discount unwind			10	—	10
At 30 June 2020	108	491	187	325	1,111

£2 million of the closing allowance at 30 June 2020 relates to undrawn exposures.

Year ended 31 December 2019

				Purchased
				or
				originated
				credit-
	Stage 1	Stage 2	Stage 3	impaired	Total
	£m	£m	£m	£m	£m
In respect of drawn balances
At 1 January 2019	527	994	1,570	78	3,169
Exchange and other adjustments	11	(9)	23	283	308

Transfers to Stage 1	229	(222)	(7)		—
Transfers to Stage 2	(53)	92	(39)		—
Transfers to Stage 3	(15)	(140)	155		—
Impact of transfers between stages	(175)	353	420		598
	(14)	83	529		598
Other items charged to the income statement	153	(73)	827	(193)	714
Charge to the income statement	139	10	1,356	(193)	1,312
Advances written off			(1,829)	(54)	(1,883)
Recoveries of advances written off in previous years			397	28	425
Discount unwind			(53)	—	(53)
At 31 December 2019	677	995	1,464	142	3,278

In respect of undrawn balances
At 1 January 2019	123	64	6	—	193
Exchange and other adjustments	—	(1)	—	—	(1)

Transfers to Stage 1	19	(19)	—		—
Transfers to Stage 2	(4)	4	—		—
Transfers to Stage 3	(1)	(3)	4		—
Impact of transfers between stages	(17)	24	(1)		6
	(3)	6	3		6
Other items charged to the income statement	(25)	8	(4)	—	(21)
Charge to the income statement	(28)	14	(1)	—	(15)
At 31 December 2019	95	77	5	—	177
Total allowance for impairment losses	772	1,072	1,469	142	3,455

In respect of:
Loans and advances to banks	2	—	—	—	2
Retail mortgages	23	281	122	142	568
Other	652	714	1,325	—	2,691
Loans and advances to customers	675	995	1,447	142	3,259
Debt securities	—	—	3	—	3
Financial assets at amortised cost	677	995	1,450	142	3,264
Other assets	—	—	14	—	14
Provisions in relation to loan commitments and financial guarantees	95	77	5	—	177
Total allowance for impairment losses	772	1,072	1,469	142	3,455
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	—	—	—	—	—

Movements in the Group’s impairment allowances in respect of Retail mortgages were as follows:

				Purchased
				or
				originated
				credit-
	Stage 1	Stage 2	Stage 3	impaired	Total
	£m	£m	£m	£m	£m

At 1 January 2019	37	226	118	78	459
Exchange and other adjustments	—	—	—	283	283

Transfers to Stage 1	17	(17)	—		—
Transfers to Stage 2	(13)	33	(20)		—
Transfers to Stage 3	(5)	(21)	26		—
Impact of transfers between stages	(15)	105	39		129
	(16)	100	45		129
Other items charged to the income statement	3	(45)	(59)	(193)	(294)
Charge to the income statement	(13)	55	(14)	(193)	(165)
Advances written off			(35)	(54)	(89)
Recoveries of advances written off in previous years			29	28	57
Discount unwind			24	—	24
At 31 December 2019	24	281	122	142	569

£1 million of the closing allowance at 31 December 2019 related to undrawn exposures.

The Group’s income statement charge comprises:

	Half-year	Year ended
	to 30 June	31 Dec
	2020	2019
	£m	£m

Drawn balances	3,499	1,312
Undrawn balances	324	(15)
Financial assets at fair value through other comprehensive income	6	(1)
Total	3,829	1,296

Transfers between stages are deemed to have taken place at the start of the reporting period, with all other movements shown in the stage in which the asset is held at the period end, with the exception of those held within Purchased or originated credit-impaired, which are not transferable. As assets are transferred between stages, the resulting change in expected credit loss of £1,160 million for drawn balances, and £103 million for undrawn balances, is presented separately as impacts of transfers between stages, in the stage in which the expected credit loss is recognised at the end of the reporting period.

Other items charged to the income statement include the movements in the expected credit loss as a result of new loans originated and repayments of outstanding balances throughout the reporting period. Loans which are written off in the period are first transferred to Stage 3 before acquiring a full allowance and subsequent write-off. Consequently, recoveries on assets previously written-off also occur in Stage 3 only.